Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2023
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years